Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Schedule of leased and owned assets

		€ million	€ million
Property, plant and equipment	Notes	2021	2020
Owned assets	10A	8,833	8,909
Leased assets	10B	1,514	1,649
Total		10,347	10,558

Summary of Movements in Owned Assets

	€ million	€ million	€ million
Movements during 2021	Land and buildings	Plant and equipment	Total
Cost
1 January 2021	4,203	14,305	18,508
Additions through business combinations	1	2	3
Additions	100	1,008	1,108
Disposals and other movements	(136)	(764)	(900)
Hyperinflationary adjustment	46	109	155
Reclassification as held for sale	(131)	(731)	(862)
Currency retranslation	183	533	716
31 December 2021	4,266	14,462	18,728
Accumulated depreciation
1 January 2021	(1,440)	(8,159)	(9,599)
Depreciation charge for the year	(137)	(905)	(1,042)
Disposals and other movements	93	650	743
Hyperinflationary adjustment	(6)	(50)	(56)
Reclassification as held for sale	46	398	444
Currency retranslation	(64)	(321)	(385)
31 December 2021	(1,508)	(8,387)	(9,895)
Net book value 31 December 2021(a)	2,758	6,075	8,833
Includes capital expenditures for assets under construction	93	881	974
(a)Includes €380 million of freehold land.
The Group has commitments to purchase property, plant and equipment of €386 million (2020: €251 million).

	€ million	€ million	€ million
Movements during 2020	Land and buildings	Plant and equipment	Total
Cost
1 January 2020	4,498	15,844	20,342
Additions through business combinations	122	44	166
Additions	107	756	863
Disposals and other movements	(90)	(901)	(991)
Hyperinflationary adjustment	(18)	(27)	(45)
Reclassification as held for sale	(19)	(81)	(100)
Currency retranslation	(397)	(1,330)	(1,727)
31 December 2020	4,203	14,305	18,508
Accumulated depreciation
1 January 2020	(1,479)	(8,614)	(10,093)
Depreciation charge for the year	(135)	(1,093)	(1,228)
Disposals and other movements	54	814	868
Hyperinflationary adjustment	6	20	26
Reclassification as held for sale	11	60	71
Currency retranslation	103	654	757
31 December 2020	(1,440)	(8,159)	(9,599)
Net book value 31 December 2020(a)	2,763	6,146	8,909
Includes capital expenditures for assets under construction	75	660	735
(a)Includes €347 million of freehold land.

Summary of Movements in Leased Assets

	€ million	€ million	€ million
Movements during 2021	Land and buildings	Plant and equipment	Total
Cost
1 January 2021	2,639	768	3,407
Additions through business combinations	4	0	4
Additions	263	110	373
Disposals and other movements	(259)	(245)	(504)
Hyperinflationary adjustment	(18)	—	(18)
Reclassification as held for sale	(61)	(3)	(64)
Currency retranslation	99	31	130
31 December 2021	2,667	661	3,328
Accumulated depreciation
1 January 2021	(1,311)	(447)	(1,758)
Depreciation charge for the year	(307)	(123)	(430)
Disposals and other movements	177	233	410
Reclassification as held for sale	33	2	35
Currency retranslation	(53)	(18)	(71)
31 December 2021	(1,461)	(353)	(1,814)
Net book value 31 December 2021	1,206	308	1,514

	€ million	€ million	€ million
Movements during 2020	Land and buildings	Plant and equipment	Total
Cost
1 January 2020	2,874	827	3,701
Additions through business combinations	30	3	33
Additions	390	189	579
Disposals and other movements	(436)	(188)	(624)
Hyperinflationary adjustment	(3)	—	(3)
Currency retranslation	(216)	(63)	(279)
31 December 2020	2,639	768	3,407
Accumulated depreciation
1 January 2020	(1,397)	(491)	(1,888)
Depreciation charge for the year	(315)	(142)	(457)
Disposals and other movements	300	150	450
Currency retranslation	101	36	137
31 December 2020	(1,311)	(447)	(1,758)
Net book value 31 December 2020	1,328	321	1,649